Capital Stock (Details Narrative) - USD ($)															3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 17, 2021	Feb. 16, 2021	Dec. 30, 2020	Dec. 29, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 22, 2020	Jun. 26, 2017	Jul. 18, 2010	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 03, 2020	Mar. 12, 2020	Dec. 31, 2019	Aug. 23, 2017
Preferred stock par value															$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Warrant exercise price per share																			$ 0.04
Preferred stock shares issued															31,000	3,000	3,000
Preferred stock shares outstanding															31,000	3,000	3,000
Preferred stock shares authorized															2,000,000	2,000,000	2,000,000			2,000,000
Share price															$ 0.029	$ 0.0329	$ 0.0329
Deferred compensation liability															$ 86,307	$ 86,307	$ 86,307			$ 105,325
Number of common stock shares issued			10,000,000	1,769,447	4,000,000		262,481	4,000,000	892,592	2,000,000
Fair value of common stock shares issued			$ 163,000	$ 41,051	$ 48,000			$ 60,000	$ 26,778	$ 72,800
Principal amount				16,000	24,000			40,000	7,000	20,000
Loss on conversion of debt				23,357	24,000			20,000	17,852	52,800
Liability reduction				17,694	$ 24,000			$ 40,000	8,926	$ 20,000
Debt interest				494					726
Debt costs				$ 1,200					$ 1,200
Common stock par value															$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized															250,000,000	250,000,000	250,000,000			250,000,000
Common stock shares issued															134,968,818	129,836,060	129,836,060			105,051,540
Common stock shares outstanding															134,968,818	129,836,060	129,836,060			105,051,540
Common Stock [Member]
Common stock voting rights description															Holders of the Company's common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.		Holders of the Company's common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.
Number of common stock shares issued for service															750,000		10,000,000
3 Warrants [Member]
Warrants to purchase shares of common stock															0	80,000	80,000
Board of Directors [Member]
Shares vested															766,379		766,379
Chief Executive Officer [Member]
Restricted shares issued for acquiring assets, shares	1,616,379
Chief Financial Officer [Member]
Restricted shares issued for acquiring assets, shares	766,379
Conversion Agreement [Member] | Board of Directors [Member] | Minimum [Member]
Warrant exercise price per share																					$ 0.30
Conversion Agreement [Member] | Board of Directors [Member] | Maximum [Member]
Warrant exercise price per share																					$ 0.20
Conversion Agreement [Member] | Saint James Capital Management LLC [Member]
Number of shares converted													2,000,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Shares vested																850,000
Employment Agreement [Member] | Lloyd Spencer [Member]
Number of common stock shares issued						1,020,000					840,000
Fair value of common stock shares issued						$ 18,768					$ 33,600
Asset Purchase Agreement [Member] | Amwaste, Inc. [Member]
Restricted shares issued for acquiring assets, shares		2,000,000
Series A Convertible Preferred Stock [Member]
Preferred stock par value														$ 0.0001
Preferred stock voting rights description														The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.
Series A Preferred Stock [Member]
Preferred stock shares issued															0	0	0			0
Preferred stock shares outstanding															0	0	0			0
Series A Preferred Stock [Member] | Conversion Agreement [Member] | Saint James [Member]
Warrants to purchase shares of common stock													5,000,000
Warrant exercise price per share													$ 0.30
Warrant term													3 years
Warrant expiry date													Jun. 20, 2020
Series B Convertible Preferred Stock [Member]
Preferred stock par value												$ 0.0001
Preferred stock voting rights description												The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Preferred stock shares issued															31,000	31,000	31,000			0
Preferred stock shares outstanding															31,000	31,000	31,000			0
Preferred stock shares authorized												100,000
Share price												$ 1.00
Conversion description												The Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Series B Convertible Preferred Stock [Member] | Bill Edmonds [Member]
Preferred stock shares issued												25,000						6,000
Deferred compensation liability												$ 25,000						$ 6,000
Series B Preferred Stock [Member]
Preferred stock shares issued															31,000	31,000	31,000			0
Preferred stock shares outstanding															31,000	31,000	31,000			0